Schedule of condensed cash flow statements (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (8,642,165)	$ 1,096,805	$ (1,257,824)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Loss on disposal of a subsidiary	52,697
Share-based compensation	8,808,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(12,188)	(431,812)	13,697
Accrued expenses	59,380	(26,019)	7,438
Net cash (used in) provided by operating activities	(457,935)	53,667	(1,331,684)
Cash flows from investing activities:
Prepayment for game development	(2,700,000)
Net cash used in investing activities	(3,423,339)	(12,148)	(2,766)
Cash flows from financing activities:
Proceeds from capital contribution	570,000	2,741,925	406,793
Proceeds from issuance of ordinary shares	5,049,993
Net cash provided by financing activities	5,368,297	199,111	1,041,550
Net increase (decrease) in cash	1,486,467	232,871	(304,025)
Cash, beginning of year	313,735	80,864	384,889
Cash, end of year	1,800,202	313,735	80,864
Parent Company [Member] | Reportable Legal Entities [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	(8,642,165)	1,096,805	(1,257,824)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Loss on disposal of a subsidiary	(52,697)
Share-based compensation	8,808,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(317,500)
Accrued expenses	5,200
Equity in loss (earnings) of subsidiaries	(1,399,826)	(1,096,805)	1,257,824
Net cash (used in) provided by operating activities	(1,598,988)
Cash flows from investing activities:
Prepayment for game development	(2,700,000)
Net cash used in investing activities	(2,700,000)
Cash flows from financing activities:
Proceeds from capital contribution	570,000
Proceeds from issuance of ordinary shares	5,049,993
Net cash provided by financing activities	5,619,993
Net increase (decrease) in cash	1,321,005
Cash, beginning of year
Cash, end of year	$ 1,321,005